UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001
                                              ----------------

Check here if Amendment [X]; Amendment Number:    5
                                                -----
         This Amendment (Check only one.): [X] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Waveland International, Ltd.
Address:          227 West Monroe Street, Suite 4800
                  Chicago, Illinois   60606

Form 13F File Number: 28-05459

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David S. Richter
Title:   Director
Phone:   (312) 739-2138


Signature, Place, and Date of Signing:

/s/ David S. Richter                  Chicago, Illinois          May 14, 2001
----------------------------       ---------------------  ---------------------
        [Signature]                   [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)







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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            2
                                                     ----------------

Form 13F Information Table Entry Total:                      30
                                                     ----------------

Form 13F Information Table Value Total:           $        98,595
                                                     ----------------
                                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.               Form 13F File Numbe     Name

             1             28-05461                Clincher Capital Corporation
         ---------                                 ----------------------------

             2             28-05463                David  S. Richter
         ---------                               ------------------------------








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                         Form 13F Information Table


 Column 1           Column 2     Column 3        Column 4            Column 5          Column 6     Column 7         Column 8
-----------------------------------------------------------------------------------------------------------------------------------
Name of Issuer       Title of     CUSIP           Value    Shrs or     Sh/    Put/    Investment     Other        Voting Authority
                      Class                     (X$1000)   Prn Amt     Prn    Call    Discretion    Managers
                                                                                                               Sole   Shared   None

PINNACLE HLDGS INC   COM        72346N101            884    100,000    SH             DEFINED         1, 2   100,000
------------------------------------------------------------------------------------------------------------------------------------

ACTUANT CORP         CL A       00508X203          2,940    180,900    SH             DEFINED         1, 2    180,900
                     NEW
------------------------------------------------------------------------------------------------------------------------------------
3COM CORP            COM        885535104            972    170,000    SH             DEFINED         1, 2    170,000
------------------------------------------------------------------------------------------------------------------------------------
BOCA RESORTS INC     CL A       09688T106         18,244  1,572,750    SH             DEFINED         1, 2  1,572,750
------------------------------------------------------------------------------------------------------------------------------------
BOGEN
COMMUNICATIONS
INTL  INC            COM        097189104          1,064    315,703    SH             DEFINED         1, 2    315,703
------------------------------------------------------------------------------------------------------------------------------------
EDWARDS
LIFESCIENCES CORP    COM        28176E108          1,352     69,000    SH             DEFINED         1, 2     69,000
------------------------------------------------------------------------------------------------------------------------------------
CIDCO INC            COM        171768104          1,146  1,183,400    SH             DEFINED         1, 2  1,183,400
------------------------------------------------------------------------------------------------------------------------------------
VISX INC             COM        92844S105          4,768    277,700    SH             DEFINED         1, 2    277,700
------------------------------------------------------------------------------------------------------------------------------------
CRONOS GROUP N V     ORD        L20708100          4,775  1,061,100    SH             DEFINED         1, 2  1,061,100
------------------------------------------------------------------------------------------------------------------------------------
HEARTLAND            UT LTD
PARTNERS LP          PARTNER    422357103          5,556    322,089    SH             DEFINED         1, 2    322,089
------------------------------------------------------------------------------------------------------------------------------------





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





 Column 1           Column 2     Column 3        Column 4            Column 5          Column 6     Column 7         Column 8
-----------------------------------------------------------------------------------------------------------------------------------
Name of Issuer       Title of     CUSIP           Value    Shrs or     Sh/    Put/    Investment     Other        Voting Authority
                      Class                     (X$1000)   Prn Amt     Prn    Call    Discretion    Managers
                                                                                                               Sole   Shared   None
HIGHLANDS INS
GROUP INC              COM      431032101         4,508    1,366,000    SH            DEFINED        1, 2    1,366,000
------------------------------------------------------------------------------------------------------------------------------------
IMPERIAL CR INDS INC   COM      452729106         2,963    3,160,232    SH            DEFINED        1, 2    3,160,232
------------------------------------------------------------------------------------------------------------------------------------
LAKES GAMING INC       COM      51206P109         4,199      450,900    SH            DEFINED        1, 2      450,900
------------------------------------------------------------------------------------------------------------------------------------
GRACE W R & CO DEL
NEW                    COM      38388F108         1,337      581,200    SH            DEFINED        1, 2      581,200
------------------------------------------------------------------------------------------------------------------------------------
AT&T CORP              COM LIB  001957208           700       50,000    SH            DEFINED        1, 2       50,000
                       GRP A
------------------------------------------------------------------------------------------------------------------------------------
MAXXAM INC             COM      577913106           885       68,050    SH            DEFINED        1, 2       68,050
------------------------------------------------------------------------------------------------------------------------------------
IDT CORP               COM      448947101           810       40,000    SH            DEFINED        1, 2       40,000
------------------------------------------------------------------------------------------------------------------------------------
F M C CORP             COM      302491303         5,155       70,000    SH            DEFINED        1, 2       70,000
------------------------------------------------------------------------------------------------------------------------------------
WMS INDS INC           COM      929297109         1,336       74,200    SH            DEFINED        1, 2       74,200
------------------------------------------------------------------------------------------------------------------------------------
HRPT PPTYS TR          BEN INT  40426W101         9,522    1,150,000    SH            DEFINED        1, 2    1,150,000
------------------------------------------------------------------------------------------------------------------------------------
NOVA CORP GA           COM      669784100         4,887      265,000    SH            DEFINED        1, 2      265,000
------------------------------------------------------------------------------------------------------------------------------------
R H DONNELLEY CORP     COM      74955W307         7,992      275,600    SH            DEFINED        1, 2      275,600
------------------------------------------------------------------------------------------------------------------------------------
IHOP CORP              COM      449623107         2,500      125,000    SH            DEFINED        1, 2      125,000
------------------------------------------------------------------------------------------------------------------------------------






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 Column 1           Column 2     Column 3        Column 4            Column 5          Column 6     Column 7         Column 8
-----------------------------------------------------------------------------------------------------------------------------------
Name of Issuer       Title of     CUSIP           Value    Shrs or     Sh/    Put/    Investment     Other        Voting Authority
                      Class                     (X$1000)   Prn Amt     Prn    Call    Discretion    Managers
                                                                                                               Sole   Shared   None


MUELLER INDS INC       COM      624756102         6,008   200,000     SH              DEFINED        1, 2     200,000
------------------------------------------------------------------------------------------------------------------------------------
NEWELL RUBBERMAID      COM      651229106         1,325    50,000     SH              DEFINED        1, 2      50,000
INC
------------------------------------------------------------------------------------------------------------------------------------
SIRIUS SATELLITE       COM      82966U103           311    25,000     SH              DEFINED        1, 2      25,000
RADIO INC
------------------------------------------------------------------------------------------------------------------------------------
TOPPS INC              COM      890786106           759    75,000     SH              DEFINED        1, 2      75,000
------------------------------------------------------------------------------------------------------------------------------------
XM SATELLITE RADIO     COM      983759101           312    45,000     SH              DEFINED        1, 2      45,000
HLDGS INC
------------------------------------------------------------------------------------------------------------------------------------
STARWOOD HOTELS &      PAIRED   85590A203        1,020    30,000              CALL    DEFINED        1, 2
RESORTS WRLDWD         CTF
------------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH        CALL     806605101          365    10,000              CALL    DEFINED        1, 2
CORP
------------------------------------------------------------------------------------------------------------------------------------













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